Structured Entities - Interests in Unconsolidated Structured Entities and Maximum Exposure to Loss (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Interests in unconsolidated structured entities recognized in:
Trading assets	¥ 3,140,736	¥ 2,785,016
Financial assets at fair value through profit or loss	1,744,848	1,478,356
Investment securities	31,051,461	21,864,386
Loans and advances	97,714,938	94,671,818
Securitisation [Member]
Interests in unconsolidated structured entities recognized in:
Trading assets	14,447	14,112
Financial assets at fair value through profit or loss	260	240
Investment securities	98,430	25,153
Loans and advances	2,729,910	2,608,076
Total	2,843,047	2,647,581
Maximum exposure to loss from interests in unconsolidated structured entities	3,902,125	3,208,568
Investment funds [Member]
Interests in unconsolidated structured entities recognized in:
Trading assets	43,693	53,490
Financial assets at fair value through profit or loss	1,115,719	628,177
Investment securities	36,477	25,668
Total	1,195,889	707,335
Maximum exposure to loss from interests in unconsolidated structured entities	1,197,191	708,636
Structured finance [member]
Interests in unconsolidated structured entities recognized in:
Financial assets at fair value through profit or loss	126,210	128,823
Loans and advances	6,057,533	5,741,542
Total	6,183,743	5,870,365
Maximum exposure to loss from interests in unconsolidated structured entities	6,986,116	6,699,939
Others [Member]
Interests in unconsolidated structured entities recognized in:
Investment securities	337	466
Loans and advances	556,426	672,306
Total	556,763	672,772
Maximum exposure to loss from interests in unconsolidated structured entities	710,918	812,060
Unconsolidated structured entities [Member]
Interests in unconsolidated structured entities recognized in:
Trading assets	58,140	67,602
Financial assets at fair value through profit or loss	1,242,189	757,240
Investment securities	135,244	51,287
Loans and advances	9,343,869	9,021,924
Total	10,779,442	9,898,053
Maximum exposure to loss from interests in unconsolidated structured entities	¥ 12,796,350	¥ 11,429,203